Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Schedule Of Related Parties Names and Their Relationship With Company [Table Text Block]
Name of Related Parties	Relationship with the Company

Wuwei Ganxin Seeds Co., Ltd. (Wuwei Ganxin)	A 49% associate before May 2013
Beijing Zhongnong Seed Industry Co., Ltd. (Beijing Zhongnong)	A 26.8% associate
NgaiTahu	Shareholder of Agria Asia Investments with equity interest of 7.24%
New Hope International (Hong Kong) Ltd.	Shareholder of Agria Asia Investments with equity interest of 11.95%
Michael Thomas	Management of PGW (Resigned in August 2011)
John McKenzie	Management of PGW
George Gould	Director of PGW (retired June 28, 2013)
Bill Thomas	Director of PGW (retired October 24, 2012)

Trevor Burt	Director of PGW (appointed December 11, 2012)

PGW	19% investment before April 30, 2011
Shenzhen Guanli Investment Co., Ltd. (Shenzhen Guanli)	A company controlled by Alan Lai, chairman of Agria

Schedule of Related Party Transactions [Table Text Block]
(1)	The Company had the following related party transactions during the periods presented:

	2010	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Return of corn seeds to:
Wuwei Ganxin (2)	—	38,983	—	—	—

Purchase of corn seeds from:
Wuwei Ganxin	65,427	3,688	3,448	3,640	593

Initial payment for subscription for shares in Agria Asia Investments (3)
NgaiTahu	—	78,404	—	—	—

Debenture and rural saver deposits
Michael Thomas	—	6,965	—	—	—

Purchase of retail goods, sale of seed under production contracts and livestock transaction
John McKenzie	—	—	13,187	18,266	2,976
Trevor Burt	—	—	—	128	21
Michael Thomas	—	1,564	—	—	—

Purchase of retail goods
George Gould	—	72	602	2,140	349
Bill Thomas	—	—	3,389	120	20

Interest on Convertible & Redeemable Note
PGW (4)	—	4,732	—	—	—

Directors fee and expense charged to:
PGG Wrightson (5)	1,179	274	—	—	—

Collection of amounts due from:
PGG Wrightson	789	—	—	—	—
Beijing Zhongnong	—	—	1,012	2,199	358
	789	—	1,012	2,199	358

Payment of amounts due to:
Wuwei Ganxin	26,019	—	3,448	2,364	385
Beijing Zhongnong	3,044	—	—	—	—
Taiyuan Relord(1)	102	—	—	—	—
	29,165	—	3,448	2,364	385

Loan to Beijing Zhongnong	910	9,610	4,876	4,656	759
Loan from Beijing Zhongnong	6,464	—	1,302	—	—
Capital injection to Beijing Zhongnong	7,000	—	4,000	—	—
Sales service from Beijing Zhongnong	—	—	2,812	—	—
Loan from Shenzhen Guanli(6)	—	—	20,000	—	—
Repayment of loan from Shenzhen Guanli(6)	—	—	20,000	—	—
Payment of interest to Shenzhen Guanli(6)	—	—	1,062	—	—
Loan from shareholder (7)	—	—	—	29,086	4,739
Repayment of loan from shareholder	—	—	—	18,322	2,985

(1) Taiyuan Relord was determined to be a related party by virtue of its relationship with P3A. Following the disposal of P3A, it is no longer considered to be related parties.

(2) The corn seeds were previously purchased from Wuwei Ganxin in 2010. In January, 2011, the Company agreed to return the inventories to Wuwei Ganxin which at the time had greater capacity to sell that category of seeds.

(3) Payment in April 2011, for NgaiTahu's share subscription in Agria Asia Investments was made by the Company. NgaiTahu refunded the amount to the Company in July, 2011 following PGW shareholder approval, which was granted in June 2011.

(4) These transactions occurred prior to acquisition of controlling interest in PGW.

(5) A number of Directors, senior executives or their related parties, hold positions in other entities that result in them having control or significant influence over the financial or operating policies of these entities. A number of these entities transacted with the Company during the reporting period. The terms and conditions of these transactions with key management personnel and their related parties were determined to be no more favourable than those available, or which might reasonably be expected to be available, on similar transactions to non-key management personnel related entities on an arm's length basis.

(6) We borrowed RMB20.0 million from Shenzhen Guanli in July 2011 and repaid the full amount together with interest calculated at prevailing People’s Bank of China interest rates in May 2012.

(7) Loan from shareholder is unsecured and bears interest at 1% per month.

Schedule Of Related Party Due [Table Text Block]
(2)	The Company had the following related party balances at the end of the following periods:

	June 30, 2011	June 30, 2012	June 30, 2013	June 30, 2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Amounts due from related parties:
Wuwei Ganxin	10,018	9,105	—	—
Beijing Zhongnong	9,610	4,875	—	—
New Hope International (Hong Kong) Ltd.	—	—	3,089	503
NgaiTahu	78,404	—	—	—
	98,032	13,980	3,089	503
Amounts due to related parties:
Beijing Zhongnong	10,622	4,114	—	—
Shareholder	—	—	12,524	2,041
Officers and directors of PGW	29,881	406	189	31
	40,503	4,520	12,713	2,072